GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill by business segment and country
Goodwill at beginning of period	$ 144,681,420	$ 122,103,802
Foreign currency translation differences where functional currency is different from presentation currency	(7,553,102)	22,577,618
Goodwill at end of period	137,128,318	144,681,420
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	65,691,285	73,831,515
Foreign currency translation differences where functional currency is different from presentation currency	1,584,051	(8,140,230)
Goodwill at end of period	67,275,336	65,691,285
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	62,487,785	32,193,085
Foreign currency translation differences where functional currency is different from presentation currency	(9,810,481)	30,294,700
Goodwill at end of period	52,677,304	62,487,785
Paraguay operations
Goodwill by business segment and country
Goodwill at beginning of period	7,999,327	7,576,179
Foreign currency translation differences where functional currency is different from presentation currency	673,328	423,148
Goodwill at end of period	$ 8,672,655	$ 7,999,327